Note 14 - Employee Benefits - Activities Under All Plans (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted average exercise price (in dollars per share)				$ 11.21
Unvested options, weighted average grant date fair value (in dollars per share)				$ 4.04
Granted (in shares)	0	0	0
Granted unvested options (in shares)	0	0	0
Shares available for grant (in shares)	388,971
Unvested options (in shares)	0
Unvested options (in shares)	0			0
Restricted Stock [Member]
Unvested restricted shares outstanding (in shares)	17,889
Share-based Payment Arrangement, Option [Member]
Options outstanding (in shares)	34,229
The 2009 Plan [Member]
Shares available for grant (in shares)	0	0	54,876
Weighted average exercise price (in dollars per share)				$ 11.21	$ 11.21	$ 9.25	$ 9.25
Unvested options (in shares)	11,410	22,820	34,229
Unvested options, weighted average grant date fair value (in dollars per share)					$ 4.04	$ 4.04	$ 4.04
Transferred to subsequent plan (in shares)			(43,712)
Vested (in shares)	0	0	0
Vested (in shares)	11,410	11,410	11,409
Unvested options vested (in shares)	(11,410)	(11,410)	(11,409)
Vested (in dollars per share)	$ 4.04	$ 4.04	$ 4.04
Shares available for grant (in shares)	0	0	0
Unvested options (in shares)	0	11,410	22,820
Unvested options (in shares)	0	11,410	22,820	0	11,410	22,820	34,229
The 2009 Plan [Member] | Granted January 31, 2017 [Member]
Granted (in shares)			(11,164)
Granted (in shares)
Granted unvested options (in shares)
Granted (Year)			3 years
The 2009 Plan [Member] | Restricted Stock [Member]
Unvested restricted shares outstanding (in shares)	7,340	14,881	20,596
Transferred to subsequent plan (in shares)			0
Vested (in shares)	(4,238)	(7,541)	(15,018)
Unvested restricted shares outstanding (in shares)	3,102	7,340	14,881
Vested (in shares)	(4,238)	(7,541)	(15,018)
The 2009 Plan [Member] | Restricted Stock [Member] | Granted January 31, 2017 [Member]
Granted (in shares)			9,303
The 2009 Plan [Member] | Share-based Payment Arrangement, Option [Member]
Options outstanding (in shares)	34,229	49,229	49,229
Transferred to subsequent plan (in shares)			0
Vested (in shares)	0	0	0
Unvested options vested (in shares)	0	0	0
Options outstanding (in shares)	34,229	34,229	49,229
The 2009 Plan [Member] | Share-based Payment Arrangement, Option [Member] | Granted January 31, 2017 [Member]
Granted (in shares)			0
Granted unvested options (in shares)			0
The 2017 Plan [Member]
Shares available for grant (in shares)	404,456	415,292	375,000
Unvested options (in shares)	0
Shares available for grant (in shares)	388,971	404,456	415,292
Options outstanding (in shares)	0
Unvested options (in shares)	0	0
Transferred from previous plan, effect on shares available for grant (in shares)			43,712
Unvested options (in shares)	0	0		0	0
The 2017 Plan [Member] | Granted May 5, 2017 [Member]
Granted (in shares)			(3,420)
Granted (in shares)
Granted unvested options (in shares)
Granted (Year)			1 year
The 2017 Plan [Member] | Granted January 23, 2018 [Member]
Granted (in shares)		(10,044)
Granted (in shares)
Granted unvested options (in shares)
Granted (Year)		3 years
The 2017 Plan [Member] | Granted April 24, 2018 [Member]
Granted (in shares)		(792)
Granted (Year)		1 year
The 2017 Plan [Member] | Granted January 22, 2019 [Member]
Granted (in shares)	(12,971)
Granted (Year)	3 years
The 2017 Plan [Member] | Granted April 23, 2019 [Member]
Granted (in shares)	(2,514)
Granted (Year)	1 year
The 2017 Plan [Member] | Restricted Stock [Member]
Unvested restricted shares outstanding (in shares)	7,224	2,280	0
Vested (in shares)	(2,760)	(2,280)
Unvested restricted shares outstanding (in shares)	14,787	7,224	2,280
Transferred from previous plan (in shares)			0
Vested (in shares)	(2,760)	(2,280)
The 2017 Plan [Member] | Restricted Stock [Member] | Granted May 5, 2017 [Member]
Granted (in shares)			2,280
The 2017 Plan [Member] | Restricted Stock [Member] | Granted January 23, 2018 [Member]
Granted (in shares)		6,696
The 2017 Plan [Member] | Restricted Stock [Member] | Granted April 24, 2018 [Member]
Granted (in shares)		528
The 2017 Plan [Member] | Restricted Stock [Member] | Granted January 22, 2019 [Member]
Granted (in shares)	8,647
The 2017 Plan [Member] | Restricted Stock [Member] | Granted April 23, 2019 [Member]
Granted (in shares)	1,676
The 2017 Plan [Member] | Share-based Payment Arrangement, Option [Member]
Options outstanding (in shares)	0	0	0
Options outstanding (in shares)	0	0	0
Transferred from previous plan (in shares)			0
The 2017 Plan [Member] | Share-based Payment Arrangement, Option [Member] | Granted May 5, 2017 [Member]
Granted (in shares)			0
Granted unvested options (in shares)			0
The 2017 Plan [Member] | Share-based Payment Arrangement, Option [Member] | Granted January 23, 2018 [Member]
Granted (in shares)		0
Granted unvested options (in shares)		0
The 2017 Plan [Member] | Share-based Payment Arrangement, Option [Member] | Granted April 24, 2018 [Member]
Granted (in shares)		0
Granted unvested options (in shares)		0
The 2017 Plan [Member] | Share-based Payment Arrangement, Option [Member] | Granted January 22, 2019 [Member]
Granted (in shares)	0
Granted unvested options (in shares)	0
The 2017 Plan [Member] | Share-based Payment Arrangement, Option [Member] | Granted April 23, 2019 [Member]
Granted (in shares)	0
Granted unvested options (in shares)	0